Provisions - Additional Information (Detail) $ in Thousands, $ in Millions																			1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended			14 Months Ended	25 Months Ended
	Feb. 01, 2024 USD ($)	Feb. 01, 2023 USD ($)	Feb. 01, 2022 USD ($)	Feb. 01, 2021 USD ($)	Feb. 01, 2020 USD ($)	Jun. 19, 2019 ARS ($)	Mar. 01, 2019	Feb. 01, 2019 USD ($)	Jun. 15, 2018 ARS ($)	Feb. 01, 2018 USD ($)	Jan. 02, 2018 USD ($)	Jan. 10, 2017 USD ($)	Dec. 28, 2015 ARS ($)	Apr. 03, 2014	Apr. 03, 2013 USD ($)	Jan. 25, 2011	Jul. 10, 2009 USD ($)	Apr. 06, 2009 USD ($)	Jan. 04, 2011 USD ($)	Nov. 20, 2010 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jun. 20, 2010 USD ($)	Mar. 20, 2009 USD ($)	Dec. 04, 2017 USD ($)	Jan. 10, 2014 USD ($)	Jan. 12, 2012 ARS ($)	Jun. 25, 2008 USD ($)
Disclosure of Provisions [Line Items]
Description of provision for lawsuits and contingencies																						The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated.
Recognition of the dispute relating to the tax deduction of well abandonment costs for periods 2011-2017																					$ 10,572
Income tax adjusted																						$ 26,369	$ 51,538	$ (3,969)
Administracion federal de ingresos publicos [member]
Disclosure of Provisions [Line Items]
Amount claimed against dispute																					$ 4,354	$ 4,354
Income tax adjusted									$ 1,175
Plan settlement						$ 5,734
Recognition of the dispute relating to the tax deduction of well abandonment costs for periods 2011-2017						$ 10,572
Events after reporting period [member]
Disclosure of Provisions [Line Items]
Tax regulations period							5 years
TGN [member]
Disclosure of Provisions [Line Items]
Claims amounts by TGN															$ 142,000
Natural gas transportation contract and payment of unpaid invoices																			$ 3,000	$ 10,000					$ 31,000	$ 30,000
Evidence production period lapse term														40 days
NAFISA [member]
Disclosure of Provisions [Line Items]
Claim and payment of transportation charges																													$ 339
CNDC [member]
Disclosure of Provisions [Line Items]
Transfer amount and interest													$ 98
TGM [member]
Disclosure of Provisions [Line Items]
Increase amount of claims																	$ 17,000
Additional claimed amount																	$ 366,000
Complaint for damages with tribunal total claiming amount																												$ 362,600
TGM [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of Provisions [Line Items]
Settlement amount																											$ 114,000
Installment amount																											7,000
TGM [member] | Interruptible exportation transport contract [member]
Disclosure of Provisions [Line Items]
Installment amount																											$ 13,000
TGM [member] | Commencement of major litigation [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of Provisions [Line Items]
Litigation settlements initial payment											$ 107,000
Payment for settlement amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000			$ 1,000		$ 1,000
TGM [member] | Commencement of major litigation [member] | Interruptible exportation transport contract [member]
Disclosure of Provisions [Line Items]
Payment for settlement amount	$ 1,860	$ 1,860	$ 1,860	$ 1,860	$ 1,860			$ 1,860		$ 1,860
TGM [member] | YPF S.A. [member]
Disclosure of Provisions [Line Items]
Claims amounts by TGN																		$ 10,000
Payment for agreement under litigation rights and claims benefits of the dispute between YPF, AESU and SULGAS												$ 60,000
OPDS [member] | YPF S.A. [member]
Disclosure of Provisions [Line Items]
Description of risk in environmental claims																On January 25, 2011, YPF entered into an agreement with the environmental agency of the Government of the Province of Buenos Aires (Organismo Provincial para el Desarrollo Sostenible, or “OPDS”), within the scope of the Remediation, Liability and Environmental Risk Control Program, created by Resolution No. 88/2010 of the OPDS.
Work program term																Eight-year
AESU [member]
Disclosure of Provisions [Line Items]
Claimed damages in natural gas deliver or pay penalties																														$ 28,100
Claimed damages in Additional natural gas deliver or pay penalties																														$ 2,700
Dismantling costs and the payment of deliver or pay penalties																		$ 1,052,000
Complaint for damages with tribunal total claiming amount																												$ 815,500